Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 109,969	$ 107,662
Down payments from clients	6,583	6,466
Other accounts payable	37,629	41,016
Total	$ 154,181	$ 155,144